Trade Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
Summary of Trade Receivables

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Trade receivables	18,998	13,591
Less: Allowance for expected credit losses	(43)	(124)
Total trade receivables, net	18,955	13,467